COMMITMENTS (Details) - USD ($)			5 Months Ended
	Nov. 09, 2020	Oct. 27, 2020	Dec. 31, 2020	Mar. 31, 2021
Loss Contingencies [Line Items]
Deferred fee per unit			$ 0.35
Deferred underwriting fee payable			$ 7,533,750
Aggregate deferred underwriting fee payable			$ 7,533,750
Underwriter option period			45 days
Number of units issued			21,525,000
Initial Public Offering
Loss Contingencies [Line Items]
Deferred underwriting fee payable	$ 7,533,750
Number of units issued	21,525,000	200,000,000	3,000,000
Share price per share	$ 10.00
Over-allotment
Loss Contingencies [Line Items]
Deferred fee per unit				$ 0.35
Number of units issued	1,525,000
Share price per share	$ 10.00